Net Finance Income (Expense) - Summary of Net Finance Income (Expense) (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of details of finance income expense [line items]
Other finance expenses and income, net	$ 1,987	$ (468)	$ 291
Receivables from the electricity sector [Member]
Disclosure of details of finance income expense [line items]
Other finance expenses and income, net	$ 1,418